Fair Value Measurements	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements
25.	FAIR VALUE MEASUREMENTS
ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follow
s
:

Level 1	–	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2	–
Include observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

Level 3	–	Unobservable inputs which are supported by little or no market activity.
ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.
Assets and Liabilities Measured or Disclosed at Fair Value on a recurring basis
In accordance with ASC 820, the Company measures equity investments with readily determinable fair value, investments accounted for at fair value, available-for-sale
debt investments and derivatives instruments at fair value on a recurring basis. The fair value of time deposits are determined based on the prevailing interest rates in the market. The fair values of the Company’s held-to-maturity
debt investments as disclosed are determined based on the discounted cash flow model using the discount curve of market interest rates. The fair value of the Company’s short-term available-for-sale
debt investments are measured using the income approach, based on quoted market interest rates of a similar instrument and other significant inputs derived from or corroborated by observable market data. The fair values of the Company’s equity investments in equity securities of publicly listed companies are measured using quoted market prices. The fair value of derivative instruments of interest rate swaps are based on broker quotes. The fair value of financial liability is estimated based on the quoted market price of a similar asset to the underlying assets. Investments accounted for at fair value are equity investments in unlisted companies held by consolidated investment companies, these investments and long-term available-for-sale
debt investments do not have readily determinable market value, which were categorized as Level 3 in the fair value hierarchy. The Company uses a combination of valuation methodologies, including market and income approaches based on the Company’s best estimate, which is determined by using information including but not limited to the pricing of recent rounds of financing of the investees, future cash flow forecasts, liquidity factors and multiples of a selection of comparable companies.
The fair value of the Company’s notes payable are extracted directly from their quoted market prices. The fair value of the convertible senior notes are based on broker quotes. The Company carries the convertible senior notes at face value less unamortized debt discount and issuance costs on its consolidated balance sheets and presents the fair value for disclosure purposes only.

		Fair value measurement or disclosure at December 31, 2019 using
	Total fair value at December 31, 2019	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB	RMB
	(In millions)
Fair value disclosure

Cash equivalents:
Time deposits	10,848		10,848
Money market funds	1,719	1,719

Short-term investments:
Held-to-maturity debt investments	107,654		107,654

Long-term investments:
Held-to-maturity debt investment	491		491

Long-term notes payable	45,282		45,282

Convertible senior notes	14,142		14,142

Fair value measurements on a recurring basis

Short-term investments:
Available-for-sale debt investments	5,637		5,637

Long-term investments:
Equity investments at fair value with readily determinable fair value	11,334	11,334
Investments accounted for at fair value	1,819			1,819
Available-for-sale debt investments	3,970			3,970

Other non-current assets:
Derivative instruments	24		24

Total assets measured at fair value	22,784	11,334	5,661	5,789

Accounts payable and accrued liabilities:
Derivative instruments	125			125

Amounts due to related parties, non-current:
Financial liability	401		401

Total liabilities measured at fair value	526		401	125

		Fair value measurement or disclosure at December 31, 2020 using
	Total fair value at December 31, 2020		Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	US$	RMB	RMB	RMB
	(In millions)
Fair value disclosure

Cash equivalents:
Time deposits	16,133	2,472		16,133
Money market funds	198	30	198

Short-term investments:
Held-to-maturity debt investments	124,132	19,024		124,132

Convertible senior notes, current portion	4,967	761		4,967

Long-term investments:
Held-to-maturity debt investment	9,754	1,495		9,754

Long-term notes payable	52,575	8,057		52,575

Convertible senior notes, non-current portion	12,078	1,851		12,078

Fair value measurements on a recurring basis

Short-term investments:
Available-for-sale debt investments	2,865	439		2,865

Long-term investments:
Equity investments at fair value with readily determinable fair value	12,978	1,989	12,978
Investments accounted for at fair value	2,238	343			2,238
Available-for-sale debt investments	2,607	400			2,607

Total assets measured at fair value	20,688	3,171	12,978	2,865	4,845

Accounts payable and accrued liabilities:
Derivative instruments	40	6		40

Amounts due to related parties, current:
Financial liability	327	50		327

Total liabilities measured at fair value	367	56	—	367

Reconciliations of assets categorized within Level 3 under the fair value hier
a
rchy are as follow:
Investments accounted for at fair value:

Amounts
RMB
(In millions)
Balance at December 31, 2018	1,457
Additions	282
Disposals	(128)
Net unrealized fair value increase recognized in earnings	197
Foreign currency translation adjustments	11

Balance at December 31, 2019	1,819
Additions	371
Disposals	(63)
Net unrealized fair value increase recognized in earnings	151
Foreign currency translation adjustments	(40)

Balance at December 31, 2020	2,238

Balance at December 31, 2020, in US$	343

Available-for-sale
debt investments:

Amounts
RMB
(In millions)
Balance at December 31, 2018	1,167
Additions	2,785
Disposals	(20)
Net unrealized fair value increase recognized in other comprehensive income	91
Accrued interest	48
Impairment	(81)
Foreign currency translation adjustments	(20)

Balance at December 31, 2019	3,970
Additions	5
Disposals	(500)
Reclassification	412
Conversion to equity investment	(1,355)
Share of losses in excess of equity method investment in ordinary shares	(82)
Net unrealized fair value increase recognized in other comprehensive income	153
Accrued interest	68
Foreign currency translation adjustments	(64)

Balance at December 31, 2020	2,607

Balance at December 31, 2020, in US$	400

Assets measured at fair value on a
non-recurring
basis
The Company measures certain
non-financial
assets on a nonrecurring basis
For equity securities accounted for under the measurement alternative, when there are observable price changes in orderly transactions for identical or similar investments of the same issuer, the investments are re-measured
to fair value (Note 4). The
non-recurring
fair value measurements to the carrying amount of an investment usually requires management to estimate a price adjustment for the different rights and obligations between a similar instrument of the same issuer with an observable price change in an orderly transaction and the investment held by the Company. These non-recurring
fair value measurements were measured as of the observable transaction dates. The valuation methodologies involved require management to use the observable transaction price at the transaction date and other unobservable inputs (level 3) such as expected volatility and probability of exit events as it relates to liquidation and redemption preferences. When there is impairment of equity securities accounted for under the measurement alternative and equity method investments, the non-recurring
fair value measurements are measured at the date of impairment. The fair values of the Company’s equity method investments in publicly listed companies are measured using quoted market prices. Estimating the fair value of investees without observable market prices is highly judgmental due to the subjectivity of the unobservable inputs (level 3) used in the valuation methodologies used to determine fair value, especially considering the increased market volatility in the global financial markets after the
COVID-19
outbreak. The Company uses valuation methodologies, primarily the market approach, which requires management to use unobservable inputs (level 3) such as selection of comparable companies and multiples, expected volatility, discount for lack of marketability and probability of exit events as it relates to liquidation and redemption preferences when applicable. These unobservable inputs and resulting fair value estimates may be affected by unexpected changes in future market or economic conditions. The fair value information presented is not as of the period’s end, and is sensitive to changes in the unobservable inputs used to determine fair value and such changes could result in the fair value at the reporting date to be different from the fair value presented.
Other
non-financial
assets, intangible assets, licensed copyrights and produced content, would be measured at fair value whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable. The fair values of non-financial
long-lived assets were measured under income approach, based on the Company’s best estimation. Significant inputs used in the income approach primarily included future estimated cash flows and discount rate.
The following table summarizes the Company’s financial assets held as of December 31, 2019 and 2020 for which a non-recurring
fair value measurement was recorded during the years

ended December 31, 2019 and 2020:

	Total Balance		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Fair value adjustment		Impairment
	RMB	US$	RMB	RMB	RMB	RMB	US$	RMB	US$
	(In millions)
Fair value measurements on a non-recurring basis

As of December 31, 2019
Long-term investments	22,778		14,105	358	8,315	(230)		(9,989)
Intangible assets	76		—	—	76			(406)

As of December 31, 2020
Long-term investments (i)	14,205	2,177	367	—	13,838	3,725	571	(1,862)	(285)
Intangible assets (i)	62	10	—	—	62			(350)	(54)
Mainland China film group—Licensed copyrights as of March 31, 2020 (ii)	7,186	1,101	—	—	7,186			(390)	(60)
Mainland China film group—Produced contents as of March 31, 2020 (ii)	4,124	632	—	—	4,124			(210)	(32)
Produced content monetized on its own (iii)	40	6	—	—	40			(205)	(31)

(i)
Due to factors such as the outbreak of coronavirus (COVID-19) resulting in declined financial performances and changes in business circumstances of certain investees, the Company recognized impairment charges of long-term investments as of March 31, 2020 June 30, 2020 and December 31, 2020. For equity securities accounted for under the measurement alternative, when there are observable price changes in orderly transactions for identical or similar investments of the same issuer, the investments are re-measured to fair value. The Company also recognized impairment loss on intangible assets as of March 31, 2020.

(ii)
The outbreak of
COVID-19
during the first quarter of 2020 also has resulted in a downward adjustment to forecasted advertising revenues for the Mainland China film group. As a result, the Company performed an assessment to determine whether the fair value of the Mainland China film group was less than its unamortized film costs as of March 31, 2020 with the assistance of a third-party valuation firm. The Company uses a discounted cash flow approach to estimate the fair value. The Company estimated the most likely future cash flows based on historical results, economic useful lives or license periods and perception of future performance. The Company has incorporated those cash outflows necessary to generate the cash inflows, including future production, operation, exploitation and administrative costs, which were estimated at 32%-37% of revenue in aggregate. The discount rate was determined to be the weighted average cost of capital of the Mainland China film group at 15%. As of March 31, 2020, the fair value of the Mainland China film group was less than its corresponding carrying value and resulted in the Company recognizing an impairment charge of RMB390 million (US$60 million) related to licensed copyrights and RMB210 million (US$32 million) related to produced content, respectively. The impairment charge was recognized as cost of revenues in the consolidated statement of comprehensive income for the year ended December 31, 2020.

(iii)
In addition, due to adverse changes in the expected performance of certain produced content and the reduced amount of ultimate revenue expected to be recognized, an impairment charge of RMB205 million (US$31 million) was recognized for produced content predominantly monetized on its own and was recognized as cost of revenues in the consolidated statement of comprehensive income for the year ended December 31, 2020.